Retirement and Deferred Compensation Plans (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Abstract]
Net periodic benefit expense (recovery)	$ (2)	$ 1	$ 4
Expected benefit payments in the next fiscal year	10
Defined contribution plans expense	99	104	97
Deferred compensation plans expense	12	18	35
Other Postretirement Benefit Plans [Member]
Statement [Abstract]
Benefit expense	$ (35)	$ (28)	$ (9)